Note 15 - Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Share Repurchases [Table Text Block]
Fiscal years ended October 31,	Shares repurchased	Cost
2014	44,464	$195,206
2013	129,500	543,420
2012	267,000	1,176,661